Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	$ 5,117	$ 7,618	$ 9,631
Property and equipment	(397)	(1,200)	(1,332)
Goodwill and intangible assets	(51,621)	(140,093)	(148,085)
Other long-term assets	(6)		(125)
Liabilities to banks and others	62	184	281
Long-term liabilities		(78)
Deferred tax liability, net	5,245	17,526	17,911
Liability to formerly shareholders	6,417		2,616
Non-controlling interests at acquisition date	28
Redeemable non-controlling interests at acquisition date	6,660
Total	$ (28,495)	$ (116,043)	$ (119,103)